Document and Entity Information	12 Months Ended
Mar. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov 21, 2012
Registrant Name	Natixis Funds Trust II
Central Index Key	0000052136
Amendment Flag	false
Document Creation Date	Nov 21, 2012
Document Effective Date	Nov 21, 2012
Prospectus Date	Mar 30, 2012

ASG GROWTH MARKETS FUND

Supplement dated November 21, 2012 to the ASG Growth Markets Fund Prospectus, dated March 30, 2012, as may be revised and supplemented from time to time.

The Board of Trustees of Natixis Funds Trust II has approved changes to the investment strategy of the ASG Growth Markets Fund (the “Fund”). Effective on November 30, 2012, the Fund’s principal investment strategies will be amended and restated as described below.

The section “Principal Investment Strategies” within the sub-section “Investments, Risks and Performance” in the section “Fund Summary” and in the section “More Information About the Funds” is hereby replaced with the following with regard to the Fund:

Under normal circumstances, the Fund invests in equity securities of companies located in emerging markets (such as common stocks, preferred stocks, depositary receipts and exchange-traded funds), derivative instruments (primarily futures and forward contracts) and highly-rated money market instruments held in connection with its derivative positions.

The emerging markets equity portion of the Fund is managed by Westpeak Global Advisors, LLC (“Westpeak”) and will include stocks of companies included in the Fund’s benchmark index. When selecting stocks of companies in that index, Westpeak may create a tracking portfolio using a subset of stocks in the index and may modestly overweight one or more factors as it desires. Such factors may include, but are not limited to, the price-to-book value and the past 12-month total return of a stock.

The Fund seeks to complement the equity portion of the Fund with investments in derivative instruments designed to enhance return and mitigate losses. In selecting derivative investments for the Fund, the Adviser uses quantitative models to estimate the market exposures, or factors, that drive the aggregate returns of one or more broad-based measures of emerging market equity index performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. This will generally result in a derivative portfolio that includes exposures to the returns of global equity and fixed income securities, commodities and currencies, although these exposures will vary over time. The Fund may have both “short” and “long” exposures within an asset class. The Fund will benefit from a “short” exposure when the underlying asset class decreases in price, and will benefit from a “long” exposure when the underlying asset class increases in price.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets.

The Fund expects that under normal market conditions it will invest at least 10% of its total assets in money market and other short-term, high quality securities (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (“Reich & Tang”), although the Fund may invest more or less than this percentage. The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. In addition to forward currency transactions as part of its derivatives strategy, the Fund may also engage in these transactions and other currency transactions as part of its cash management strategies.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Commodity Subsidiary”). Under normal market conditions, it is expected that no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund is “non-diversified.” As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified.

When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion, the Adviser will also consider the following factors: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management; (v) the allocation to equity securities and (vi) volatility management.

The Adviser seeks to limit the Fund’s exposure to periodic losses experienced by the underlying portfolio of emerging market equity securities and reduce the Fund’s volatility. These elements of risk are managed with an overlay of derivative instruments typically consisting of futures contracts on developed and emerging market equity indices, developed and emerging market government bonds and commodities and currency forward contracts on developed and emerging market currencies. In selecting derivative investments for the Fund, the Adviser uses quantitative models to estimate the market exposures, or factors, that drive the aggregate returns of a broad-based measure of emerging market equity performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. The resulting derivatives portfolio will typically be multi-asset class (equity, fixed-income, commodity and currency) as well as a mix of long and short exposures that are actively adjusted as market conditions change to meet the risk management objectives of the Fund.

The portion of the Fund managed by Reich & Tang will only invest in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. Reich & Tang will invest primarily in (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities; (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	Mar 30, 2012
Supplement [Text Block]	nft6_SupplementTextBlock	ASG GROWTH MARKETS FUND

Supplement dated November 21, 2012 to the ASG Growth Markets Fund Prospectus, dated March 30, 2012, as may be revised and supplemented from time to time.

The Board of Trustees of Natixis Funds Trust II has approved changes to the investment strategy of the ASG Growth Markets Fund (the “Fund”). Effective on November 30, 2012, the Fund’s principal investment strategies will be amended and restated as described below.

The section “Principal Investment Strategies” within the sub-section “Investments, Risks and Performance” in the section “Fund Summary” and in the section “More Information About the Funds” is hereby replaced with the following with regard to the Fund:

Under normal circumstances, the Fund invests in equity securities of companies located in emerging markets (such as common stocks, preferred stocks, depositary receipts and exchange-traded funds), derivative instruments (primarily futures and forward contracts) and highly-rated money market instruments held in connection with its derivative positions.

The emerging markets equity portion of the Fund is managed by Westpeak Global Advisors, LLC (“Westpeak”) and will include stocks of companies included in the Fund’s benchmark index. When selecting stocks of companies in that index, Westpeak may create a tracking portfolio using a subset of stocks in the index and may modestly overweight one or more factors as it desires. Such factors may include, but are not limited to, the price-to-book value and the past 12-month total return of a stock.

The Fund seeks to complement the equity portion of the Fund with investments in derivative instruments designed to enhance return and mitigate losses. In selecting derivative investments for the Fund, the Adviser uses quantitative models to estimate the market exposures, or factors, that drive the aggregate returns of one or more broad-based measures of emerging market equity index performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. This will generally result in a derivative portfolio that includes exposures to the returns of global equity and fixed income securities, commodities and currencies, although these exposures will vary over time. The Fund may have both “short” and “long” exposures within an asset class. The Fund will benefit from a “short” exposure when the underlying asset class decreases in price, and will benefit from a “long” exposure when the underlying asset class increases in price.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets.

The Fund expects that under normal market conditions it will invest at least 10% of its total assets in money market and other short-term, high quality securities (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (“Reich & Tang”), although the Fund may invest more or less than this percentage. The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. In addition to forward currency transactions as part of its derivatives strategy, the Fund may also engage in these transactions and other currency transactions as part of its cash management strategies.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Commodity Subsidiary”). Under normal market conditions, it is expected that no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund is “non-diversified.” As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified.

When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion, the Adviser will also consider the following factors: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management; (v) the allocation to equity securities and (vi) volatility management.

The Adviser seeks to limit the Fund’s exposure to periodic losses experienced by the underlying portfolio of emerging market equity securities and reduce the Fund’s volatility. These elements of risk are managed with an overlay of derivative instruments typically consisting of futures contracts on developed and emerging market equity indices, developed and emerging market government bonds and commodities and currency forward contracts on developed and emerging market currencies. In selecting derivative investments for the Fund, the Adviser uses quantitative models to estimate the market exposures, or factors, that drive the aggregate returns of a broad-based measure of emerging market equity performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. The resulting derivatives portfolio will typically be multi-asset class (equity, fixed-income, commodity and currency) as well as a mix of long and short exposures that are actively adjusted as market conditions change to meet the risk management objectives of the Fund.

The portion of the Fund managed by Reich & Tang will only invest in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. Reich & Tang will invest primarily in (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities; (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.
ASG Growth Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nft6_SupplementTextBlock	ASG GROWTH MARKETS FUND

Supplement dated November 21, 2012 to the ASG Growth Markets Fund Prospectus, dated March 30, 2012, as may be revised and supplemented from time to time.

The Board of Trustees of Natixis Funds Trust II has approved changes to the investment strategy of the ASG Growth Markets Fund (the “Fund”). Effective on November 30, 2012, the Fund’s principal investment strategies will be amended and restated as described below.

The section “Principal Investment Strategies” within the sub-section “Investments, Risks and Performance” in the section “Fund Summary” and in the section “More Information About the Funds” is hereby replaced with the following with regard to the Fund:

Under normal circumstances, the Fund invests in equity securities of companies located in emerging markets (such as common stocks, preferred stocks, depositary receipts and exchange-traded funds), derivative instruments (primarily futures and forward contracts) and highly-rated money market instruments held in connection with its derivative positions.

The emerging markets equity portion of the Fund is managed by Westpeak Global Advisors, LLC (“Westpeak”) and will include stocks of companies included in the Fund’s benchmark index. When selecting stocks of companies in that index, Westpeak may create a tracking portfolio using a subset of stocks in the index and may modestly overweight one or more factors as it desires. Such factors may include, but are not limited to, the price-to-book value and the past 12-month total return of a stock.

The Fund seeks to complement the equity portion of the Fund with investments in derivative instruments designed to enhance return and mitigate losses. In selecting derivative investments for the Fund, the Adviser uses quantitative models to estimate the market exposures, or factors, that drive the aggregate returns of one or more broad-based measures of emerging market equity index performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. This will generally result in a derivative portfolio that includes exposures to the returns of global equity and fixed income securities, commodities and currencies, although these exposures will vary over time. The Fund may have both “short” and “long” exposures within an asset class. The Fund will benefit from a “short” exposure when the underlying asset class decreases in price, and will benefit from a “long” exposure when the underlying asset class increases in price.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets.

The Fund expects that under normal market conditions it will invest at least 10% of its total assets in money market and other short-term, high quality securities (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (“Reich & Tang”), although the Fund may invest more or less than this percentage. The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. In addition to forward currency transactions as part of its derivatives strategy, the Fund may also engage in these transactions and other currency transactions as part of its cash management strategies.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Commodity Subsidiary”). Under normal market conditions, it is expected that no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund is “non-diversified.” As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified.

When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion, the Adviser will also consider the following factors: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management; (v) the allocation to equity securities and (vi) volatility management.

The Adviser seeks to limit the Fund’s exposure to periodic losses experienced by the underlying portfolio of emerging market equity securities and reduce the Fund’s volatility. These elements of risk are managed with an overlay of derivative instruments typically consisting of futures contracts on developed and emerging market equity indices, developed and emerging market government bonds and commodities and currency forward contracts on developed and emerging market currencies. In selecting derivative investments for the Fund, the Adviser uses quantitative models to estimate the market exposures, or factors, that drive the aggregate returns of a broad-based measure of emerging market equity performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. The resulting derivatives portfolio will typically be multi-asset class (equity, fixed-income, commodity and currency) as well as a mix of long and short exposures that are actively adjusted as market conditions change to meet the risk management objectives of the Fund.

The portion of the Fund managed by Reich & Tang will only invest in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. Reich & Tang will invest primarily in (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities; (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests in equity securities of companies located in emerging markets (such as common stocks, preferred stocks, depositary receipts and exchange-traded funds), derivative instruments (primarily futures and forward contracts) and highly-rated money market instruments held in connection with its derivative positions.

The emerging markets equity portion of the Fund is managed by Westpeak Global Advisors, LLC (“Westpeak”) and will include stocks of companies included in the Fund’s benchmark index. When selecting stocks of companies in that index, Westpeak may create a tracking portfolio using a subset of stocks in the index and may modestly overweight one or more factors as it desires. Such factors may include, but are not limited to, the price-to-book value and the past 12-month total return of a stock.

The Fund seeks to complement the equity portion of the Fund with investments in derivative instruments designed to enhance return and mitigate losses. In selecting derivative investments for the Fund, the Adviser uses quantitative models to estimate the market exposures, or factors, that drive the aggregate returns of one or more broad-based measures of emerging market equity index performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. This will generally result in a derivative portfolio that includes exposures to the returns of global equity and fixed income securities, commodities and currencies, although these exposures will vary over time. The Fund may have both “short” and “long” exposures within an asset class. The Fund will benefit from a “short” exposure when the underlying asset class decreases in price, and will benefit from a “long” exposure when the underlying asset class increases in price.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets.

The Fund expects that under normal market conditions it will invest at least 10% of its total assets in money market and other short-term, high quality securities (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (“Reich & Tang”), although the Fund may invest more or less than this percentage. The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. In addition to forward currency transactions as part of its derivatives strategy, the Fund may also engage in these transactions and other currency transactions as part of its cash management strategies.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Commodity Subsidiary”). Under normal market conditions, it is expected that no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund is “non-diversified.” As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified.

When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion, the Adviser will also consider the following factors: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management; (v) the allocation to equity securities and (vi) volatility management.

The Adviser seeks to limit the Fund’s exposure to periodic losses experienced by the underlying portfolio of emerging market equity securities and reduce the Fund’s volatility. These elements of risk are managed with an overlay of derivative instruments typically consisting of futures contracts on developed and emerging market equity indices, developed and emerging market government bonds and commodities and currency forward contracts on developed and emerging market currencies. In selecting derivative investments for the Fund, the Adviser uses quantitative models to estimate the market exposures, or factors, that drive the aggregate returns of a broad-based measure of emerging market equity performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. The resulting derivatives portfolio will typically be multi-asset class (equity, fixed-income, commodity and currency) as well as a mix of long and short exposures that are actively adjusted as market conditions change to meet the risk management objectives of the Fund.

The portion of the Fund managed by Reich & Tang will only invest in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. Reich & Tang will invest primarily in (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities; (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	Mar 30, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 21, 2012